Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Gold Enhanced Options Income ETF (GLDY)

Defiance Silver Enhanced Options Income ETF (SLVY)

Defiance Oil Enhanced Options Income ETF (USOY)

Defiance Treasury Enhanced Options Income ETF (TLTY)

(the “Funds”)

listed on The Nasdaq Stock Market, LLC

June 28, 2024

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated April 29, 2024,

and where applicable a Fund’s Summary Prospectus

Effective immediately, all references to Mick Brokaw in each Summary Prospectus (as applicable), Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.